Tradr 1.5X Short NVDA Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$44,737,133
TOTAL NET ASSETS — 100.0%	$44,737,133

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	NVIDIA Corp.	Pay	3.98% (OBFR01* - 35bps)	At Maturity	5/2/25	$(21,821,482)	$-	$1,696,824
Clear Street	NVIDIA Corp.	Pay	3.83% (OBFR01* - 50bps)	At Maturity	1/6/26	(50,329,838)	-	4,481,589
TOTAL EQUITY SWAP CONTRACTS								$6,178,413

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.